Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Breakdown of Software Cost, Accumulated Amortization, Additions, Sales and Disposals for Intangible Assets
A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:	2024	2023	2022
Balance as of January 1	12,041	10,856	9,786
Additions	2,122	1,335	1,070
Disposals	—	(150)	—
Balance as of December 31	14,163	12,041	10,856

Accumulated amortization:
Balance as of January 1	9,436	8,752	8,191
Amortization	1,064	814	561
Disposals	—	(130)	—
Balance as of December 31	10,500	9,436	8,752

Net carrying amounts	3,663	2,605	2,104
The expenses related to the amortization of intangible assets are recognized as of amortization of intangible assets in the consolidated statement of profit or loss.